Long-Term Debt - Schedule of Long-term Debt (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Debt Instrument [Line Items]
Capital lease		$ 2,019	$ 2,113
Long-term debt-net	$ 462,518	857,368	727,123
Less current portion	(267)	(7,349)	(5,384)
Long-term debt	475,500	877,019	721,739
Less debt issuance costs	12,982	19,651	16,237
Long-term debt -noncurrent	$ 462,251	$ 850,019	$ 705,502
Eurodollar
Debt Instrument [Line Items]
Applicable margin	1.00%	1.00%
Eurodollar | Minimum
Debt Instrument [Line Items]
Applicable margin	0.00%	1.00%
Federal funds effective rate
Debt Instrument [Line Items]
Applicable margin	0.50%	0.50%
ABR | Minimum
Debt Instrument [Line Items]
Applicable margin		2.00%
Second Lien Credit Agreement | Eurodollar
Debt Instrument [Line Items]
Applicable margin		1.00%
Second Lien Credit Agreement | Eurodollar | Minimum
Debt Instrument [Line Items]
Applicable margin		1.00%
Second Lien Credit Agreement | Federal funds effective rate
Debt Instrument [Line Items]
Applicable margin		0.50%
Second Lien Credit Agreement | ABR | Minimum
Debt Instrument [Line Items]
Applicable margin		2.00%
Senior Notes
Debt Instrument [Line Items]
Applicable margin		2.00%
Senior Notes | First Lien Credit Agreement
Debt Instrument [Line Items]
Long-term debt, gross	$ 475,188	$ 725,000
Effective interest rate	576.00%
Senior Notes | First Lien Credit Agreement | Eurodollar
Debt Instrument [Line Items]
Applicable margin	3.50%	3.75%
Senior Notes | First Lien Credit Agreement | ABR
Debt Instrument [Line Items]
Applicable margin	2.50%	2.75%
Senior Notes | First Lien Credit Agreement | Reclassification
Debt Instrument [Line Items]
Long-term debt, gross		$ 1,800
Less debt issuance costs		(1,800)
Senior Notes | Second Lien Credit Agreement
Debt Instrument [Line Items]
Long-term debt, gross		$ 150,000
Applicable margin		2.00%
Effective interest rate		9.59%	9.94%
Senior Notes | Second Lien Credit Agreement | Eurodollar
Debt Instrument [Line Items]
Applicable margin		7.25%
Senior Notes | Second Lien Credit Agreement | ABR
Debt Instrument [Line Items]
Applicable margin		6.25%
Senior Notes | Second Lien Credit Agreement | Reclassification
Debt Instrument [Line Items]
Long-term debt, gross		$ 1,500
Less debt issuance costs		$ (1,500)
Revolving credit facility | Revolving credit facility | Eurodollar | Minimum
Debt Instrument [Line Items]
Applicable margin		3.25%
Revolving credit facility | Revolving credit facility | Eurodollar | Maximum
Debt Instrument [Line Items]
Applicable margin		3.75%
Revolving credit facility | Revolving credit facility | ABR | Minimum
Debt Instrument [Line Items]
Applicable margin		2.25%
Revolving credit facility | Revolving credit facility | ABR | Maximum
Debt Instrument [Line Items]
Applicable margin		2.75%
Notes Payable
Debt Instrument [Line Items]
Long-term debt, gross	$ 312
Term Loan Under 2014 | First Lien Credit Agreement
Debt Instrument [Line Items]
Long-term debt, gross			$ 525,010
Term Loan Under 2014 | Second Lien Credit Agreement
Debt Instrument [Line Items]
Long-term debt, gross			$ 200,000
Term Loan Under 2018 | First Lien Credit Agreement
Debt Instrument [Line Items]
Long-term debt, gross		$ 723,236
Term Loan Under 2018 | Second Lien Credit Agreement
Debt Instrument [Line Items]
Long-term debt, gross		$ 148,535